UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02978

Morgan Stanley Focus Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ March 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.5%)
	Air Transport (2.1%)
780,048	Expeditors International of Washington, Inc.	$36,280,032

	Alternative Energy (1.7%)
1,305,098	Ultra Petroleum Corp. (a)	29,534,368

	Asset Management & Custodian (1.0%)
253,715	Citigroup, Inc. (b)	9,273,283
69,921	Goldman Sachs Group, Inc. (The)	8,696,075

		17,969,358

	Biotechnology (2.4%)
803,890	Illumina, Inc. (a)	42,292,653

	Chemicals: Diversified (3.4%)
742,566	Monsanto Co.	59,227,064

	Commercial Finance & Mortgage Companies (1.9%)
5,288,354	BM&F Bovespa SA (Brazil)	32,562,436

	Commercial Services (1.7%)
1,144,888	Leucadia National Corp.	29,881,577

	Communications Technology (4.5%)
1,527,199	Motorola Solutions, Inc.	77,627,525

	Computer Services, Software & Systems (21.0%)
439,307	Baidu, Inc. ADR (China) (a)	64,037,781
1,997,378	Facebook, Inc., Class B (a)(c)(d)	62,737,643
187,593	Google, Inc., Class A (a)	120,292,135
339,543	LinkedIn Corp., Class A (a)	34,629,991
336,342	Salesforce.com, Inc. (a)	51,968,202
2,428,838	Zynga, Inc., Class A (a)	31,939,220

		365,604,972

	Computer Technology (14.9%)
384,727	Apple, Inc. (a)	230,632,295
1,047,197	Yandex N.V., Class A (Russia) (a)	28,138,183

		258,770,478

	Diversified Financial Services (0.6%)
1,093,145	Bank of America Corp.	10,461,398

	Diversified Media (1.8%)
552,929	Naspers Ltd., Class N (South Africa)	31,066,667

	Diversified Retail (17.5%)
833,839	Amazon.com, Inc. (a)	168,860,736
691,703	Fastenal Co.	37,421,132
1,137,082	Groupon, Inc. (a)	20,899,567
197,506	NetFlix, Inc. (a)	22,721,090
77,221	Priceline.com, Inc. (a)	55,406,068

		305,308,593

	Financial Data & Systems (1.6%)
766,852	MSCI, Inc., Class A (a)	28,227,822

	Insurance: Multi-Line (0.6%)
310,399	American International Group, Inc. (a)	9,569,601

	Medical Equipment (4.1%)
130,535	Intuitive Surgical, Inc. (a)	70,717,336

	Metals & Minerals: Diversified (1.5%)
764,188	Molycorp, Inc. (a)	25,852,480

	Pharmaceuticals (3.3%)
705,457	Mead Johnson Nutrition Co.	58,186,093

	Real Estate Investment Trusts (REIT) (3.6%)
1,981,933	Brookfield Asset Management, Inc., Class A (Canada)	62,569,625

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Recreational Vehicles & Boats (4.0%)
2,290,210	Edenred (France)		$68,908,444

	Semiconductors & Components (2.1%)
1,032,568	ARM Holdings PLC ADR (United Kingdom)		29,211,349
285,417	First Solar, Inc. (a)		7,149,696

			36,361,045

	Wholesale & International Trade (2.2%)
16,988,000	Li & Fung Ltd. (e)		38,983,222

	Total Common Stocks (Cost $1,229,813,906)		1,695,962,789

	Convertible Preferred Stock (0.9%)
	Alternative Energy
3,444,548	Better Place, Inc. (Cost $8,611,368) (a)(c)(d)		15,638,248

NUMBER OF SHARES (000)
	Short-Term Investment (2.2%)
	Investment Company
37,889	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $37,888,775)(f)		37,888,775

	Total Investments (Cost $1,276,314,049) (g)	100.6%	1,749,489,812
	Liabilities in Excess of Other Assets	(0.6)	(9,748,653)

	Net Assets	100.0%	$1,739,741,159

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	For the three months ended March 31, 2012, the cost of purchases of Citigroup, Inc., Common Stock, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $8,109,670.
(c)	At March 31, 2012, the Fund held fair valued securities valued at $78,375,891, representing 4.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	Illiquid security. Resale is restricted to qualified institutional investors.
(e)	Security trades on the Hong Kong exchange.
(f)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Focus Growth Fund

Notes to Portfolio of Investments ¡ March 31, 2012 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Air Transport	$36,280,032	—	—	$36,280,032
Alternative Energy	29,534,368	—	—	29,534,368
Asset Management & Custodian	17,969,358	—	—	17,969,358
Biotechnology	42,292,653	—	—	42,292,653
Chemicals: Diversified	59,227,064	—	—	59,227,064
Commercial Finance & Mortgage Companies	32,562,436	—	—	32,562,436
Commercial Services	29,881,577	—	—	29,881,577
Communications Technology	77,627,525	—	—	77,627,525
Computer Services, Software & Systems	302,867,329	—	$62,737,643	365,604,972
Computer Technology	258,770,478	—	—	258,770,478
Diversified Financial Services	10,461,398	—	—	10,461,398
Diversified Media	31,066,667	—	—	31,066,667
Diversified Retail	305,308,593	—	—	305,308,593
Financial Data & Systems	28,227,822	—	—	28,227,822
Insurance: Multi-Line	9,569,601	—	—	9,569,601
Medical Equipment	70,717,336	—	—	70,717,336
Metals & Minerals: Diversified	25,852,480	—	—	25,852,480
Pharmaceuticals	58,186,093	—	—	58,186,093
Real Estate Investment Trusts (REIT)	62,569,625	—	—	62,569,625
Recreational Vehicles & Boats	68,908,444	—	—	68,908,444
Semiconductors & Components	36,361,045	—	—	36,361,045
Wholesale & International Trade	38,983,222	—	—	38,983,222
Total Common Stocks	1,633,225,146	—	62,737,643	1,695,962,789
Convertible Preferred Stock	—	—	15,638,248	15,638,248
Short-Term Investment - Investment Company	37,888,775	—	—	37,888,775
Total Assets	$1,671,113,921	—	$78,375,891	$1,749,489,812

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Preferred Stock

Beginning Balance	$53,929,206	$15,638,248
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation (depreciation)	8,808,437	—
Realized gains (losses)	—	—

Ending Balance	$62,737,643	$15,638,248

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2012	$8,808,437	—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012.

	Fair Value at March 31, 2012	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input

Common Stocks
Computer Services, Software & Systems	$62,737,643	Market Transaction	Purchase Price of Preferred	—		—		—		—

		Discounted cash flow	Weighted average cost of capital	8%		12%		10%		Decrease
			Perpetual growth rate	2.0%		3.0%		2.5%		Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.2	x	11.7	x	7.5	x	Increase
			Discount for lack of marketability	10%		10%		10%		Decrease

Convertible Preferred Stock
Alternative Energy	$15,638,248	Market Transaction	Purchase Price of Preferred	—		—		—		—

		Discounted cash flow	Weighted average cost of capital	18%		23%		20%		Decrease
			Perpetual growth rate	2.5%		3.5%		3.0%		Increase

Item 2.    Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Focus Growth Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012